Financial and other investments (Tables)	12 Months Ended
Mar. 31, 2021
Disclosure of financial assets [abstract]
Schedule of financial assets

	2021	2020
	£m	£m
Non-current
FVOCI debt and other investments	416	352
FVOCI equity investments	99	83
FVTPL investments	240	108
	755	543
Current
FVTPL investments	1,768	1,278
Financial assets at amortised cost	574	720
	2,342	1,998
	3,097	2,541
Financial and other investments include the following:
Investments in short-term money market funds	1,412	951
Investments held by National Grid Partners	136	97
Other investments	103	11
Balances that are restricted or not readily used in operations:
Collateral[1]	540	685
Insurance company and non-qualified plan investments	589	542
Cash surrender value of life insurance policies	283	220
Other investments	34	35
	3,097	2,541
1.    The collateral balance includes: £480 million (2020: £685 million) of collateral placed with counterparties with whom we have entered into a credit support annex to the International Swaps and Derivatives Association (ISDA) Master Agreement; £42 million (2020: £nil) of collateral paid by operating companies as required security deposits under the Connection and Use of System Code; and £18 million (2020: £nil) of restricted amounts allocated for specific projects within the National Grid Electricity System Operator.